Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 SH Guotong USD ($)	Dec. 31, 2013 SH Guotong CNY	Dec. 31, 2012 SH Guotong CNY	Dec. 31, 2013 Bitcool Media USD ($)	Dec. 31, 2013 Bitcool Media CNY	Dec. 31, 2012 Bitcool Media CNY	Dec. 31, 2013 Seller of i Joy USD ($)	Dec. 31, 2013 Seller of i Joy CNY	Dec. 31, 2012 Seller of i Joy CNY	Dec. 31, 2013 Shanghai Shibei Hi-Tech Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2012 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2013 Seller of Gehua USD ($)	Dec. 31, 2013 Seller of Gehua CNY	Dec. 31, 2012 Seller of Gehua CNY	Dec. 31, 2013 Seller of the Managed Network Entities USD ($)	Dec. 31, 2013 Seller of the Managed Network Entities CNY	Dec. 31, 2012 Seller of the Managed Network Entities CNY	Dec. 31, 2013 Seller of Tianwang and Yilong USD ($)	Dec. 31, 2013 Seller of Tianwang and Yilong CNY	Dec. 31, 2012 Seller of Tianwang and Yilong CNY	Dec. 31, 2013 Sellers of Fastweb USD ($)	Dec. 31, 2013 Sellers of Fastweb CNY	Dec. 31, 2012 Sellers of Fastweb CNY	Dec. 31, 2013 Tianjin GuanBang Network Technology Company Limited Seller of Gehua USD ($)	Dec. 31, 2013 Tianjin GuanBang Network Technology Company Limited Seller of Gehua CNY	Dec. 31, 2012 Tianjin GuanBang Network Technology Company Limited Seller of Gehua CNY	Dec. 31, 2013 Beijing Huibang USD ($)	Dec. 31, 2013 Beijing Huibang CNY	Dec. 31, 2012 Beijing Huibang CNY
Amounts due from related parties:
Amount due from related parties	$ 11,150	67,498	18,726	$ 0	0	3,702	$ 5,503	33,311	15,024	$ 4,028	24,387	0	$ 1,619	9,800	0
Amount due to related parties non-current, current:
Amount due to related parties current	24,398	147,699	105,037							10,506	63,602	0							7,888	47,755	47,755	3,239	19,605	0	0	0	16,875	2,765	16,737	39,592	0	0	815
Amount due to related parties non-current, non-current:
Amount due to related parties non-current	$ 12,938	78,321	86,316							$ 9,662	58,487	0				$ 0	0	6,723	$ 0	0	43,992	$ 3,276	19,834	0	$ 0	0	35,601